Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Outstanding purchase commitments for inventory components		$ 11,812	$ 9,716
Right-of-Use Asset		$ 1,077
Rudolph [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company	$ 13,000
IIA [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable		3.50%
IIA [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued		$ 7,299	$ 7,024